Non-current assets held for sale - Additional Information (Details)	Dec. 21, 2023
Disclosure of subsidiaries [line items]
Percentage of owned equity investment approved to sell	45.0242%
Unimos Shanghai [member]
Disclosure of subsidiaries [line items]
Percentage of owned equity investment approved to sell	45.0242%